Significant Accounting Judgements, Estimates And Assumptions And Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary Of Estimated Useful Lives Of Property Plant And Equipment	The useful lives of the categories of property and equipment are as follows:

Categories	Estimated Useful Life in years
Satellites	3
Research and development	3-5
Other property and equipment	3-10